Share-based Compensation - Schedule of Stock Option Activity (Details) - Stock Options [Member] - Heliogen, Inc. [Member] - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation [Line Items]
Outstanding balance, Number of Shares	162,927	124,536	162,927	204,394	891,509
Outstanding balance, Weighted Average Exercise Price	$ 9.64	$ 8.89	$ 9.64	$ 12.64	$ 107.85
Weighted Average Remaining Contractual Life (Years), Outstanding balance	3 years 11 months 12 days	4 years 7 days	3 years 11 months 12 days	5 years 9 months 25 days	7 years 7 months 13 days
Aggregate Intrinsic Value, Outstanding balance				$ 6
Number of Shares, Exercisable	159,303	124,536	159,303
Weighted Average Exercise Price, Exercisable	$ 9.35	$ 8.89	$ 9.35
Weighted Average Remaining Contractual Life (Years), Exercisable		4 years 7 days	3 years 10 months 24 days
Aggregate Intrinsic Value, Exercisable
Number of Shares, Exercised			(3,818)	(254,139)
Weighted Average Exercise Price, Exercised			$ 0.7	$ 4.57
Number of Shares, Forfeited		(432)	(4,565)	(332,585)
Weighted Average Exercise Price, Forfeited		$ 67.16	$ 47.89	$ 203.48
Number of Shares, Expired		(37,959)	(33,084)	(100,391)
Weighted Average Exercise Price, Expired		$ 11.43	$ 23.93	$ 250.58